NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Within operating activities	$ (46)	¥ (323)	¥ (250)
Within financing activities	(145)	(1,024)	(1,253)
Total cash outflow for leases	$ (191)	¥ 1,347	¥ 1,503